Fair Value Measurements And Financial Instruments (Tables)	12 Months Ended
Dec. 28, 2013
Fair Value Disclosures [Abstract]
Summary Of Financial Assets Measured At Fair Value On A Recurring Basis
A summary of assets and liabilities measured at fair value on a recurring basis at December 28, 2013 and December 29, 2012 is as follows (in millions):

	Balance Sheet Classification	December 28, 2013	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$875	$875	$—	$—
Available-for-sale securities	Other current assets	35	35	—	—
Trading securities	Other assets	279	279	—	—
Total assets		1,189	1,189	—	—

Liabilities
Contingent consideration	Other liabilities	195	—	—	195
Total liabilities		$195	$—	$—	$195

	Balance Sheet Classification	December 29, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$964	$964	$—	$—
Available-for-sale securities	Other current assets	41	41	—	—
Trading securities	Other assets	231	231	—	—
Total assets		$1,236	$1,236	$—	$—

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The recurring Level 3 fair value measurements of our contingent consideration liability include the following significant unobservable inputs (in millions):

Contingent Consideration Liability	Fair Value as of December 28, 2013	Valuation Technique	Unobservable Input	Range

Endosense regulatory-based milestone	$139	Probability Weighted Discounted Cash Flow	Discount Rate	1.15%	-	1.59%
			Probability of Payment			90%
			Projected Year of Payment			2014

Nanostim regulatory-based milestone	56	Probability Weighted Discounted Cash Flow	Discount Rate			5.00%
			Probability of Payment			100%
			Projected Years of Three Annual Payments	2016, 2017, 2018
Total contingent consideration liability	$195

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Additionally, the following table provides a reconciliation of the beginning and ending balances of the Company's contingent consideration liability associated with its Endosense acquisition subsequent to August 19, 2013 and its Nanostim acquisition subsequent to October 11, 2013, as of December 28, 2013 (in millions):

	Endosense	Nanostim	Total
Balance as of December 29, 2012	$—	$—	$—
Purchase price contingent consideration	132	56	188
Change in fair value of contingent consideration	1	—	1
Foreign currency translation	6	—	6
Balance as of December 28, 2013	$139	$56	$195